Material Events During the Reporting Period	6 Months Ended
Jun. 30, 2020
Material Events During Reporting Period [Abstract]
Material Events During the Reporting Period

Note 3 – Material Events During the Reporting Period

a.	Effective January 2, 2020, Mr. Yoav Stern was appointed as President and Chief Executive Officer ("CEO") of the Company. He succeeded the co-founder and former CEO, Amit Dror, who took the executive role of Customer Success Officer reporting directly to Mr. Stern.

b.	In February 2020, the Company issued, pursuant to a public offering in the United States, an aggregate of 2,333,000 ADSs and 116,650 non-tradable warrants to the underwriters (exercisable into 116,650 ADSs). Also, in February 2020, the underwriters partly exercised their over-allotment option to purchase an additional 255,318 ADSs and 12,766 non-tradable warrants to the underwriters (exercisable into 12,766 ADSs), bringing the total gross proceeds from the offering to approximately $3,882,000, before deducting underwriting discounts and commissions and other offering-related expenses.

c.	Pursuant to a securities purchase agreement dated August 30, 2019, in September 2019, the Company issued convertible notes, with an aggregate principal amount of approximately $4.3 million and undertook to issue an additional approximately $2.7 million of notes to be received in two subsequent closings. See note 11.B.4 to the Annual Financial Statements. During 2019, approximately $1.8 million of convertible notes were converted into ADSs. During 2020 and prior to February 4, 2020, an aggregate of approximately $0.2 million of convertible notes were converted into ADSs. On February 4, 2020, the Company decreased the conversion price of approximately 85% of the convertible notes to $1.74 per ADS, and in consideration of the reduced conversion price, the holders of such convertible notes agreed to convert such convertible notes into ADSs concurrently with the closing of the offering mentioned in Note 3.b above. Additionally, the Company agreed to amend the exercise price under the warrants issued to such investors to $1.914 per ADS, and the Company and the investors agreed to terminate substantially all remaining obligations, including the two subsequent closings.

d.	In April 2020, the Company issued, pursuant to a public offering in the United States, an aggregate of 17,428,000 ADSs, 430,000 pre-funded warrants (exercisable into 430,000 ADSs) and 892,900 non-tradable warrants to the underwriters (exercisable into 892,900 ADSs). Also, in April 2020, the underwriters partly exercised their over-allotment option to purchase an additional 1,204,114 ADSs and 60,206 non-tradable warrants to the underwriters (exercisable into 60,206 ADSs), bringing the total gross proceeds from the offering to approximately $13,343,000, before deducting underwriting discounts and commissions and other offering-related expenses. In May 2020, the pre-funded warrants were exercised.

e.	In May 2020, the Company issued, pursuant to a public offering in the United States, an aggregate of 17,950,000 ADSs and 897,500 non-tradable warrants to the underwriters (exercisable into 897,500 ADSs). The total gross proceeds from the offering were approximately $35,900,000, before deducting underwriting discounts and commissions and other offering-related expenses.

f.

Following the outbreak of the coronavirus (COVID-19) in China in December 2019, and it reaching many other countries as well at the beginning of 2020, there was a decrease in economic activity in many areas around the world, including Israel, the U.S., Europe and Asia-Pacific. The spread of the virus has led, inter alia, to a decrease in global transportation, restrictions on travel and work that were announced by the State of Israel and other countries around the world. As a result of the COVID-19 pandemic's global effects, many entities held-off on capital expenses; thus, the Company witnessed a significant decrease in the Group's revenues from the first quarter of 2020.

Since this event is not under the control of the Group, the Group is continuing to regularly follow the changes on the markets in Israel and the world and is examining the mid- and long- term effects on the business results of the Group.